Loans (Details 10) $ in Thousands	Dec. 31, 2023 USD ($)
Real Estate Loans Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	$ 0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Real Estate Loans Multifamily and farmland [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Real Estate Loans [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Loans NotSecured By Real Estate Commercial [Member]
Gross Loan Charge-offs by Origination Year Prior Year	13
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	16
Gross Loan Charge-offs by Origination Year 2021	51
Gross Loan Charge-offs by Origination Year 2022	49
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	129
Loans NotSecured By Real Estate Farm [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Loans NotSecured By Real Estate Consumer [Member]
Gross Loan Charge-offs by Origination Year Prior Year	468
Gross Loan Charge-offs by Origination Year 2019	1
Gross Loan Charge-offs by Origination Year 2020	6
Gross Loan Charge-offs by Origination Year 2021	53
Gross Loan Charge-offs by Origination Year 2022	41
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	569
Loans NotSecured By Real Estate All other [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Loans NotSecured By Real Estate Gross Charge-Offs [Member]
Gross Loan Charge-offs by Origination Year Prior Year	481
Gross Loan Charge-offs by Origination Year 2019	1
Gross Loan Charge-offs by Origination Year 2020	22
Gross Loan Charge-offs by Origination Year 2021	104
Gross Loan Charge-offs by Origination Year 2022	90
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	698
Real Estate Loans Construction And Land Development [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Real Estate Loans Single-family residential [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	0
Real Estate Loans Single-family residential Banco de la Gente non-traditional [Member]
Gross Loan Charge-offs by Origination Year Prior Year	0
Gross Loan Charge-offs by Origination Year 2019	0
Gross Loan Charge-offs by Origination Year 2020	0
Gross Loan Charge-offs by Origination Year 2021	0
Gross Loan Charge-offs by Origination Year 2022	0
Gross Loan Charge-offs by Origination Year 2023	0
Gross Loan Charge-offs by Origination Year Revolving Loans	0
Gross Loan Charge-offs by Origination Year Revolving Loans Converted to Term Loans	0
Gross Loan Charge-offs by Origination Year Total Loans	$ 0